RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Company Previously Reported Balance Sheet (Details)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 AED (د.إ)	Dec. 31, 2020 USD ($)	Nov. 27, 2020 USD ($)	Sep. 30, 2020 USD ($)	Aug. 20, 2020 USD ($)	Aug. 19, 2020 USD ($)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets	$ 233,615,163				$ 234,445,409
Total Liabilities	38,579,612				41,759,934
Class A ordinary shares subject to possible redemption	232,300,000				232,300,000
Preference shares
Accumulated deficit	(37,265,024)				(39,615,100)
Total Shareholders' Equity	(37,264,449)	$ (35,338,041)	$ (30,904,856)		(39,614,525)		$ 17,779	$ 0	$ 0
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)	233,615,163				234,445,409
Class A ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption		4,000,000.0		د.إ 3,600,000
Class B ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary share	$ 575				575
As Restated
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets					234,445,409	$ 235,022,982
Total Liabilities					41,759,934	31,106,056
Class A ordinary shares subject to possible redemption					232,300,000	232,300,000
Accumulated deficit					(39,615,100)	(28,383,649)
Total Shareholders' Equity					(39,614,525)	(28,383,074)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)					234,445,409	235,022,982
As Restated | Class B ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary share					575	575
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets		233,801,679	234,164,226		234,445,409	235,022,982
Total Liabilities		36,839,721	32,769,082		41,759,934	31,106,056
Class A ordinary shares subject to possible redemption		196,961,950	196,395,143		187,685,474	200,645,178
Additional paid-in-capital		13,668,974	9,235,826		17,970,408	5,010,833
Accumulated deficit		(8,669,940)	(4,236,755)		(12,971,424)	(1,739,973)
Total Shareholders' Equity		5,000,008	5,000,001		5,000,001	3,271,748
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)		233,801,679	234,164,226		234,445,409	235,022,982
As Previously Reported | Class A ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary share		399	355		442	313
As Previously Reported | Class B ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary share		575	575		575	575
Revision Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption		40,338,050	35,904,857		44,614,526	31,654,822
Additional paid-in-capital		(13,668,974)	(9,235,826)		(17,970,408)	(5,010,833)
Accumulated deficit		(26,668,677)	(26,668,676)		(26,643,676)	(26,643,676)
Total Shareholders' Equity		(40,338,050)	(35,904,857)		(44,614,526)	(31,654,822)
Revision Adjustment | Class A ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary share		$ (399)	$ (355)		$ (442)	$ (313)